Putnam
American
Renaissance
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 1/31/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 7/31/97.




Portfolio of investments owned
January 31, 1997 (Unaudited)

COMMON STOCKS (97.0%) *
NUMBER OF SHARES                                                                                    VALUE

Aerospace (1.9%)
---------------------------------------------------------------------------------------------------------
           600   Boeing Co.                                                                       $64,275

Apparel (1.2%)
---------------------------------------------------------------------------------------------------------
           600   Nike, Inc. Class B                                                                40,725

Chemicals (2.7%)
---------------------------------------------------------------------------------------------------------
         1,900   Praxair, Inc.                                                                     88,112

Computer Software (7.0%)
---------------------------------------------------------------------------------------------------------
         1,000   Computer Associates Intl., Inc.                                                   45,375
         1,200   Microsoft Corp. +                                                                122,400
         1,100   Parametric Technology Corp. +                                                     63,525
                                                                                               ----------
                                                                                                  231,300

Computers (1.9%)
---------------------------------------------------------------------------------------------------------
         1,700   EMC Corp. +                                                                       64,388

Consumer Products (7.1%)
---------------------------------------------------------------------------------------------------------
         1,100   Gillette Co.                                                                      89,650
           900   Kimberly-Clark Corp.                                                              87,750
           500   Procter & Gamble Co.                                                              57,750
                                                                                               ----------
                                                                                                  235,150

Cosmetics (1.5%)
---------------------------------------------------------------------------------------------------------
           800   Avon Products, Inc.                                                               50,200

Electronics and Electrical Equipment (3.4%)
---------------------------------------------------------------------------------------------------------
         1,100   General Electric Co.                                                             113,300

Entertainment (2.0%)
---------------------------------------------------------------------------------------------------------
           900   Disney (Walt) Productions, Inc.                                                   65,925

Finance (4.2%)
---------------------------------------------------------------------------------------------------------
         1,200   American Express Co.                                                              74,850
         1,600   Federal National Mortgage Association                                             63,200
                                                                                               ----------
                                                                                                  138,050

Food and Beverages (7.2%)
---------------------------------------------------------------------------------------------------------
           900   Campbell Soup Co.                                                                 74,700
           600   Coca-Cola Co.                                                                     34,725
         1,700   Coca-Cola Enterprises, Inc.                                                       96,688
           500   Pioneer Hi-Bred International, Inc.                                               33,688
                                                                                               ----------
                                                                                                  239,801

Health Care Information Systems (1.7%)
---------------------------------------------------------------------------------------------------------
           900   HBO & Co.                                                                         56,362

Health Care Services (4.4%)
---------------------------------------------------------------------------------------------------------
         1,200   Cardinal Health, Inc.                                                             75,150
         1,600   Healthsouth Rehabilitation Corp. +                                                69,800
                                                                                               ----------
                                                                                                  144,950

Household Products (1.1%)
---------------------------------------------------------------------------------------------------------
           300   Clorox Co.                                                                        35,588

Insurance (4.9%)
---------------------------------------------------------------------------------------------------------
           500   Aetna Inc.                                                                        39,500
           500   American International Group, Inc.                                                60,562
         1,200   Travelers Group Inc.                                                              62,850
                                                                                               ----------
                                                                                                  162,912

Lodging (1.6%)
---------------------------------------------------------------------------------------------------------
         1,000   Marriott International, Inc.                                                      53,125

Medical Supplies and Devices (1.6%)
---------------------------------------------------------------------------------------------------------
           800   Boston Scientific Corp. +                                                         54,600

Networking Equipment (3.2%)
---------------------------------------------------------------------------------------------------------
           900   Cascade Communications Corp. +                                                    35,775
         1,000   Cisco Systems, Inc. +                                                             69,750
                                                                                               ----------
                                                                                                  105,525

Office Equipment (1.1%)
---------------------------------------------------------------------------------------------------------
           800   Ikon Office Solutions, Inc.                                                       35,300

Oil and Gas (2.3%)
---------------------------------------------------------------------------------------------------------
           700   Schlumberger Ltd.                                                                 77,788

Pharmaceuticals and Biotechnology (13.0%)
---------------------------------------------------------------------------------------------------------
         1,800   Abbott Laboratories                                                               97,875
         1,700   Merck & Co., Inc.                                                                154,275
         1,600   Pfizer, Inc.                                                                     148,600
           400   Warner-Lambert Co.                                                                32,200
                                                                                               ----------
                                                                                                  432,950

Photography (2.1%)
---------------------------------------------------------------------------------------------------------
           800   Eastman Kodak Co.                                                                 69,400

Publishing (3.7%)
---------------------------------------------------------------------------------------------------------
           800   Gannett Co., Inc.                                                                 61,300
         1,600   Tribune Co.                                                                       61,200
                                                                                               ----------
                                                                                                  122,500

Retail (5.0%)
---------------------------------------------------------------------------------------------------------
         1,100   CVS Corp.                                                                         47,575
         1,300   Sears, Roebuck & Co.                                                              62,400
         1,400   TJX Cos., Inc. (The)                                                              55,650
                                                                                               ----------
                                                                                                  165,625

Semiconductors (6.0%)
---------------------------------------------------------------------------------------------------------
           900   Intel Corp.                                                                      146,025
           700   Texas Instruments, Inc.                                                           54,862
                                                                                               ----------
                                                                                                  200,887

Telecommunication Equipment (2.8%)
---------------------------------------------------------------------------------------------------------
           500   Northern Telecom Ltd. (Canada)                                                    36,813
         1,400   Tellabs, Inc. +                                                                   57,662
                                                                                               ----------
                                                                                                   94,475

Telephone Services (1.7%)
---------------------------------------------------------------------------------------------------------
         1,400   Sprint Corp.                                                                      57,050

Tobacco (0.7%)
---------------------------------------------------------------------------------------------------------
           200   Philip Morris Cos., Inc.                                                          23,775
                                                                                               ----------
                 Total Common Stocks (cost $2,682,704)                                         $3,224,038

SHORT-TERM INVESTMENT (3.0%) * (cost $100,015)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       100,000   Interest in $718,546,000 joint repurchase agreement
                   January 31, 1997 with Morgan (J.P.) & Co ., Inc. due
                   February 3, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $100,046 for an
                   effective yield of 5.50%                                                    $  100,015
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,782,719)                                           $3,324,053
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $3,323,693

*** The aggregate identified cost on a tax basis is $2,782,719, resulting in gross unrealized appreciation and depreciation of $595,632 and $54,298, respectively, or net unrealized appreciation of $541,334

+   Non-income-producing security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
-----------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,782,719) (Note 1)                                    $3,324,053
-----------------------------------------------------------------------------------
Cash                                                                          5,484
-----------------------------------------------------------------------------------
Dividends and other receivables                                               2,647
-----------------------------------------------------------------------------------
Receivable for shares of the fund sold                                       16,577
-----------------------------------------------------------------------------------
Receivable for securities sold                                              136,132
-----------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                288
-----------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                    7,379
-----------------------------------------------------------------------------------
Total assets                                                              3,492,560

Liabilities
-----------------------------------------------------------------------------------
Payable for securities purchased                                            146,820
-----------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       20
-----------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                      622
-----------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                    27
-----------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                     13
-----------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                    8,843
-----------------------------------------------------------------------------------
Other accrued expenses                                                       12,522
-----------------------------------------------------------------------------------
Total liabilities                                                           168,867
-----------------------------------------------------------------------------------
Net Assets                                                               $3,323,693

Represented by
-----------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                          $2,669,966
-----------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                    (6,319)
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                       118,712
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments                                  541,334
-----------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                               $3,323,693

Computation of net asset value and offering price
-----------------------------------------------------------------------------------
Net asset value per share ($3,323,693 divided by 301,635 shares)             $11.02
-----------------------------------------------------------------------------------
Offering price per share (100/94.25 of $11.02)*                              $11.69
-----------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                                 $ 16,730
--------------------------------------------------------------------------------------------------
Interest                                                                                       413
--------------------------------------------------------------------------------------------------
Total investment income                                                                     17,143

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            10,552
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               1,985
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                              782
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                      2,990
--------------------------------------------------------------------------------------------------
Registration fees                                                                              224
--------------------------------------------------------------------------------------------------
Auditing                                                                                    11,983
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,313
--------------------------------------------------------------------------------------------------
Postage                                                                                         87
--------------------------------------------------------------------------------------------------
Other                                                                                            5
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (15,844)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              15,097
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                    (971)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                14,126
--------------------------------------------------------------------------------------------------
Net investment income                                                                        3,017
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           191,738
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               378,642
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    570,380
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $573,397
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                         For the period
                                                                        October 2, 1995
                                                                          (Commencement
                                                 Six months ended     of operations) to
                                                       January 31               July 31
                                                             1997*                 1996
---------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------
Net investment income                                  $    3,017            $    7,280
---------------------------------------------------------------------------------------
Net realized gain on investments                          191,738               247,617
---------------------------------------------------------------------------------------
Net unrealized appreciation of investments                378,642               162,692
---------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      573,397               417,589
---------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------
From net investment income                                 (9,336)               (8,637)
---------------------------------------------------------------------------------------
From net realized gain on investments                    (317,426)               (3,217)
---------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)         430,516               240,807
---------------------------------------------------------------------------------------
Total increase in net assets                              677,151               646,542
---------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------
Beginning of period                                     2,646,542             2,000,000
---------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $6,319 and $-, respectively)  $3,323,693            $2,646,542
---------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial Highlights
(For a share outstanding throughout the period)
                                                                                     For the period
                                                                                    October 2, 1995
                                                                  Six months ended    (Commencement
                                                                     January 31       of operations)
                                                                    (Unaudited)         to July 31,
--------------------------------------------------------------------------------------------------
                                                                         1997                 1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.15            $8.50
--------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------
Net investment income                                                         .01(a)           .03(a)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              2.09             1.67
--------------------------------------------------------------------------------------------------
Total from investment operations                                             2.10             1.70
--------------------------------------------------------------------------------------------------
Less distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                                   (.04)            (.04)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                       (1.19)            (.01)
--------------------------------------------------------------------------------------------------
Total distributions                                                         (1.23)            (.05)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.02           $10.15
--------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           21.35*           20.08*
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $3,324           $2,647
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                                .50*(a)          .89*(a)
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .10*(a)          .30*(a)
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      71.27*          151.15*
--------------------------------------------------------------------------------------------------
Average commission rate paid                                               $.0470           $.0414
--------------------------------------------------------------------------------------------------

*    Not annualized

(a) Reflects an expense limitation in effect during the period (See Note 2).
    As a result of such limitation, expenses of the fund for the period ended January 31, 1997 and July 31, 1996 reflect a reduction of $ 0.05 and $0.11 per share respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (See Note 2).




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes will benefit from major long-term economic trends, business conditions, and/or consumer behavior.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $971 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $108 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the period ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $2,484,508 and $2,443,162, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

For the six months ended January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          14,582         $162,029
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution                         31,316          326,432
------------------------------------------------------------
                                     45,898          488,461

Shares
repurchased                          (5,130)         (57,945)
------------------------------------------------------------
Net increase                         40,768         $430,516
------------------------------------------------------------

                                         For the period
                                         October 2, 1995
                                        (commencement of
                                         operations) to
                                          July 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          26,969         $254,618
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution                             --               --
------------------------------------------------------------
                                     26,969          254,618

Shares
repurchased                          (1,396)         (13,811)
------------------------------------------------------------
Net increase                         25,573         $240,807
------------------------------------------------------------

At January 31, 1997, Putnam Management owned 264,462 shares of the fund (87.68% of shares outstanding) valued at $2,914,371.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam American Renaissance Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

31267-2AP      4/97